Quarterly Data	12 Months Ended
May 29, 2016
Quarterly Financial Data [Abstract]
Quarterly Data
QUARTERLY DATA (UNAUDITED)
The following table summarizes unaudited quarterly data for fiscal 2016 and fiscal 2015:

	Fiscal 2016 - Quarters Ended
(in millions, except per share data)	Aug. 30	Nov. 29	Feb. 28	May 29	Total
Sales	$1,687.0	$1,608.8	$1,847.5	$1,790.2	$6,933.5
Earnings before income taxes	111.8	24.4	138.1	175.4	449.7
Earnings from continuing operations	81.0	30.1	108.2	140.4	359.7
Earnings (loss) from discontinued operations, net of tax	5.4	13.1	(2.4)	(0.8)	15.3
Net earnings	86.4	43.2	105.8	139.6	375.0
Basic net earnings per share:
Earnings from continuing operations	0.64	0.23	0.85	1.11	2.82
Earnings (loss) from discontinued operations	0.04	0.11	(0.02)	(0.01)	0.12
Net earnings	0.68	0.34	0.83	1.10	2.94
Diluted net earnings per share:
Earnings from continuing operations	0.63	0.23	0.84	1.10	2.78
Earnings (loss) from discontinued operations	0.04	0.10	(0.02)	(0.01)	0.12
Net earnings	0.67	0.33	0.82	1.09	2.90
Dividends paid per share	0.55	0.55	0.50	0.50	2.10
Stock price:
High	75.60	72.11	64.90	68.62	75.60
Low	63.68	53.38	55.01	61.90	53.38

	Fiscal 2015 - Quarters Ended
(in millions, except per share data)	Aug. 24	Nov. 23	Feb. 22	May 31 (1)	Total (2)
Sales	$1,595.8	$1,559.0	$1,730.9	$1,878.3	$6,764.0
Earnings (loss) before income taxes	(43.7)	(54.6)	147.1	126.5	175.3
Earnings (loss) from continuing operations	(19.3)	(30.8)	128.4	118.1	196.4
Earnings (loss) from discontinued operations, net of tax	522.5	(2.0)	5.4	(12.8)	513.1
Net earnings (loss)	503.2	(32.8)	133.8	105.3	709.5
Basic net earnings per share:
Earnings (loss) from continuing operations	(0.14)	(0.24)	1.03	0.94	1.54
Earnings (loss) from discontinued operations	3.95	(0.02)	0.04	(0.11)	4.02
Net earnings (loss)	3.81	(0.26)	1.07	0.83	5.56
Diluted net earnings per share:
Earnings (loss) from continuing operations	(0.14)	(0.24)	1.01	0.92	1.51
Earnings (loss) from discontinued operations	3.95	(0.02)	0.04	(0.10)	3.96
Net earnings (loss)	3.81	(0.26)	1.05	0.82	5.47
Dividends paid per share	0.55	0.55	0.55	0.55	2.20
Stock price:
High	51.21	56.85	62.65	70.38	70.38
Low	43.56	46.70	54.96	61.31	43.56

(1)	The quarter ended May 31, 2015 consisted of 14 weeks, while all other quarters consisted of 13 weeks.

(2)	The year ended May 31, 2015 consisted of 53 weeks, while the year ended May 29, 2016 consisted of 52 weeks.